Derivative Financial Instruments (Details) In Millions, unless otherwise specified	Sep. 30, 2014 Futures Contracts Long item	Dec. 31, 2013 Futures Contracts Long bbl	Sep. 30, 2014 Futures Contracts Short item	Dec. 31, 2013 Futures Contracts Short bbl	Sep. 30, 2014 Natural Gas Contracts Long item	Dec. 31, 2013 Natural Gas Contracts Long decatherm	Sep. 30, 2014 Natural Gas Contracts Short item	Dec. 31, 2013 Natural Gas Contracts Short decatherm	Sep. 30, 2014 Interest rate swaps USD ($)	Dec. 31, 2013 Interest rate swaps USD ($)	Sep. 30, 2014 Interest Rate Cap USD ($)	Dec. 31, 2013 Interest Rate Cap USD ($)	Dec. 31, 2013 Open Forward Exchange Contracts USD ($)	Dec. 31, 2013 Open Forward Exchange Contracts CAD
Volume of activity related to derivative financial instruments
Nonmonetary units	23,796,000	13,411,000	(27,842,000)	(16,562,000)	9,539,000	6,958,000	(9,539,000)	(6,958,000)
Monetary units									$ 200.0	$ 200.0	$ 100.0	$ 100.0	$ 20.6	21.9
Forward rate of CAD to USD													1.0632	1.0632